Financial instruments risk, Interest rate risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest rate risks [Abstract]
Income or loss for the year	$ 15,458	$ 903	$ (248,054)
Interest Rate Risks [Member]
Interest rate risks [Abstract]
Percentage increase in interest rates	1.00%	1.00%
Percentage decrease in interest rates	(1.00%)	(1.00%)
Interest Rate Risks [Member] | Fixed Rate [Member]
Interest rate risks [Abstract]
Debt	$ 71,200	$ 57,700
Interest Rate Risks [Member] | Variable Rate [Member]
Interest rate risks [Abstract]
Debt	3,200	9,800
1% Variance [Member]
Interest rate risks [Abstract]
Income or loss for the year	(6,307)	(8,873)
- 1% Variance [Member]
Interest rate risks [Abstract]
Income or loss for the year	$ 6,307	$ 8,873